Vessels - Collateral agreements (Details) $ in Millions	Dec. 31, 2023 USD ($)
Property, plant and equipment [abstract]
Vessels pledged as collateral	$ 3,200.0
Aggregate carrying value of unencumbered vessels	$ 411.2